DELAWARE POOLED® TRUST

The Core Focus Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement to the Portfolios’ Statement of Additional Information
dated February 28, 2012

This supplement is effective as of December 4, 2012. The following replaces the information in the section entitled “Portfolio Managers – Other Accounts Managed – The Manager”:

Except as noted, the following chart lists certain information about the types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2012. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information presented is current as of June 30, 2012.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Damon J. Andres
Registered Investment Companies	9	$1.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$259.5 million	0	$0
Kristen E. Bartholdson
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$4.4 billion	1	$1.6 billion
Christopher J. Bonavico
Registered Investment Companies	19	$8.2 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	70	$9.2 billion	5	$653.4 million
Kenneth F. Broad
Registered Investment Companies	6	$2.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	25	$1.7 billion	2	$209.7 million
Patrick G. Fortier
Registered Investment Companies	2	$870.1 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$1.2 billion	0	$0
Gregory M. Heywood
Registered Investment Companies	2	$870.1 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$1.2 billion	0	$0

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Daniel J. Prislin
Registered Investment Companies	14	$6.3 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	53	$7.2 billion	5	$653.4 million
Jeffrey S. Van Harte
Registered Investment Companies	14	$6.3 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	51	$7.2 billion	5	$653.4 million
Nikhil G. Lalvani
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	29	$4.4 billion	1	$1.6 billion
Paul Grillo
Registered Investment Companies	21	$23.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$1.8 billion	1	$726.2 million
Anthony A. Lombardi
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$4.4 billion	1	$1.6 billion
D. Tysen Nutt, Jr.
Registered Investment Companies	8	$3.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	34	$4.4 billion	1	$1.6 billion
Robert A. Vogel, Jr.
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	33	$4.4 billion	1	$1.6 billion
Roger A. Early
Registered Investment Companies	17	$24.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	44	$6.2 billion	2	$787.5 million
Thomas H. Chow
Registered Investment Companies	12	$20.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$4.1 billion	0	$0
Christopher M. Ericksen
Registered Investment Companies	13	$6.2 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	42	$6.4 billion	3	$443.8 million

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Babak “Bob” Zenouzi
Registered Investment Companies	16	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$259.6 million	0	$0
Paul A. Matlack
Registered Investment Companies	1	$13.5 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Less than $1 million	0	$0
Craig C. Dembek
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
John P. McCarthy
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following replaces the information in the section entitled “Portfolio Managers – Compensation Structure – Bonus – Fixed Income Team (Grillo, Early, Chow, Devereux, Loome and McDevitt)”:

Fixed Income Team (Grillo, Early, Chow, Matlack, Dembek and McCarthy): An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.

The following describes the structure of the non-guaranteed bonus: Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according a Portfolio’s Lipper or Morningstar peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the BNYMellon, eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2012.

DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series
Delaware VIP High Yield Series
(the “Series”)

Supplement to the Series’ Statement of Additional Information
dated April 29, 2012

This supplement is effective as of December 4, 2012. The following replaces the information in the section entitled “Portfolio Managers – Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2012, unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2012.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Damon J. Andres
Registered Investment Companies	9	$1.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$259.5 million	0	$0
Kristen Bartholdson
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$4.4 billion	1	$1.6 billion
Todd A. Bassion
Registered Investment Companies	3	$292.3 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$499.8 million	0	$0
Christopher S. Beck
Registered Investment Companies	5	$2.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$173.9 million	0	$0
Christopher J. Bonavico
Registered Investment Companies	19	$8.2 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	70	$9.2 billion	5	$653.4 million
Kenneth F. Broad
Registered Investment Companies	6	$2.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	25	$1.7 billion	2	$209.7 million

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Steven G. Catricks
Registered Investment Companies	4	$1.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$52.1 million	0	$0
Liu-Er Chen
Registered Investment Companies	10	$3.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	17	$2.2 billion	0	$0
Wen-Dar Chen
Registered Investment Companies	3	$12.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$491.0 million	0	$0
Thomas H. Chow
Registered Investment Companies	12	$20.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$4.1 billion	0	$0
Craig C. Dembek
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Roger A. Early
Registered Investment Companies	17	$24.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	44	$6.2 billion	2	$787.5 million
Christopher M. Ericksen
Registered Investment Companies	13	$6.2 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	42	$6.4 billion	3	$443.8 million
Patrick G. Fortier
Registered Investment Companies	2	$870.1 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$1.2 billion	0	$0
Edward A. Gray
Registered Investment Companies	5	$888.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$499.8 million	0	$0

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Paul Grillo
Registered Investment Companies	21	$23.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$1.8 billion	1	$726.2 million
Gregory M. Heywood
Registered Investment Companies	2	$870.1 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$1.2 billion	0	$0
Nikhil G. Lalvani
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	29	$4.4 billion	1	$1.6 billion
Anthony A. Lombardi
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$4.4 billion	1	$1.6 billion
Kent P. Madden
Registered Investment Companies	4	$1.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$51.3 million	0	$0
Paul A. Matlack
Registered Investment Companies	1	$13.5 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Less than $1 million	0	$0
John P. McCarthy
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian McDonnell
Registered Investment Companies	3	$3.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	67	$5.2 billion	1	$726.2 million
Kelley A. McKee
Registered Investment Companies	4	$1.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$51.3 million	0	$0
D. Tysen Nutt, Jr.
Registered Investment Companies	8	$3.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	34	$4.4 billion	1	$1.6 billion
Daniel J. Prislin
Registered Investment Companies	14	$6.3 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	53	$7.2 billion	5	$653.4 million

No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Jeffrey S. Van Harte
Registered Investment Companies	14	$6.3 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	51	$7.2 billion	5	$653.4 million
Robert A. Vogel, Jr.
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	33	$4.4 billion	1	$1.6 billion
Babak Zenouzi
Registered Investment Companies	16	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$259.6 million	0	$0

Effective December 4, 2012, the following replaces the information in the section entitled “Portfolio Managers – Compensation Structure – Bonus – Fixed Income Team (Chow, Chen, Grillo, Loome, Early, Devereux and McDonnell)”:

Fixed Income Team (Chow, Chen, Dembek, Grillo, Early, Matlack, McCarthy and McDonnell): An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to a Series’ Lipper or Morningstar peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the BNYMellon, eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2012.

OPTIMUM FUND TRUST

Optimum Fixed Income Fund
(the "Fund")

Supplement to the Fund’s Statement of Additional Information
dated July 27, 2012

This supplement is effective as of December 4, 2012. The following replaces the information in the section of the Fund's Statement of Additional Information entitled "Portfolio Managers – B. Other Accounts Managed – Optimum Fixed Income Fund: – The Manager”:

The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of August 31, 2012. Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis. The personal account information is current as of June 30, 2012. This disclosure has been provided by the Manager.

Optimum Fixed Income Fund:
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
The Manager
Roger Early
Registered Investment Companies	17	$24.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	44	$6.2 billion	2	$787.5 million
Paul Grillo
Registered Investment Companies	21	$23.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$1.8 billion	1	$726.2 million
Thomas Chow
Registered Investment Companies	12	$20.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$4.1 billion	0	$0
J. David Hillmeyer
Registered Investment Companies	6	$13.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$507.9 million	0	$0
Wen-Dar Chen
Registered Investment Companies	3	$12.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$491.0 million	0	$0

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2012.

DELAWARE GROUP® EQUITY FUNDS V

Delaware Dividend Income Fund
(the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated March 29, 2012

This supplement is effective as of December 4, 2012. The following replaces the information in the section entitled “Portfolio Managers – Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2012 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2012.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Damon J. Andres
Registered Investment Companies	9	$1.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$259.5 million	0	$0
Christopher S. Adams
Registered Investment Companies	5	$1.9 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$141.1 million	0	$0
Kristen Bartholdson
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$4.4 billion	1	$1.6 billion
Francis X. Morris
Registered Investment Companies	12	$3.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	14	$141.3 million	0	$0
Michael S. Morris
Registered Investment Companies	5	$1.9 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$141.1 million	0	$0
Donald G. Padilla
Registered Investment Companies	5	$1.9 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$141.1 million	0	$0
Christopher S. Beck
Registered Investment Companies	5	$2.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$173.9 million	0	$0

No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Anthony A. Lombardi
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$4.4 billion	1	$1.6 billion
D. Tysen Nutt, Jr.
Registered Investment Companies	8	$3.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	34	$4.4 billion	1	$1.6 billion
Thomas H. Chow
Registered Investment Companies	12	$20.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$4.1 billion	0	$0
Robert A. Vogel, Jr.
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	33	$4.4 billion	1	$1.6 billion
Nikhil G. Lalvani
Registered Investment Companies	6	$3.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	29	$4.4 billion	1	$1.6 billion
Babak Zenouzi
Registered Investment Companies	16	$2.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$259.6 million	0	$0
Wayne Anglace
Registered Investment Companies	3	$677.0 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	28	$342.5 million	0	$0
Edward A. Gray
Registered Investment Companies	5	$888.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$499.8 million	0	$0
Steven G. Catricks
Registered Investment Companies	4	$1.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$52.1 million	0	$0

Kelley A. McKee
Registered Investment Companies	4	$1.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$51.3 million	0	$0
Kent P. Madden
Registered Investment Companies	4	$1.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$51.3 million	0	$0
Paul A. Matlack
Registered Investment Companies	1	$13.5 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Less than $1 million	0	$0
Craig C. Dembek
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
John P. McCarthy
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following information replaces the section entitled “Portfolio Managers – Compensation Structure – Fixed Income (Loome, Anglace)”:

Fixed Income (Anglace, Chow, Matlack, Dembek, McCarthy)

An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the BNYMellon, eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

The following information replaces the section entitled “Portfolio Managers – Ownership of Securities”:

As of August 30, 2012, the portfolio managers of the Funds owned the following amounts of Fund shares:

Dollar Range of Fund
Portfolio Manager	Shares Held	Fund
Christopher S. Adams	$1 - 10,000	Delaware Small Cap Core
Fund
Christopher S. Beck	$500,001 - $1 MM	Delaware Small Cap Value
Fund
Francis X. Morris	$50,001 - $100,000	Delaware Small Cap Core
Fund
Donald G. Padilla	$10,001 - $50,000	Delaware Small Cap Core
Fund

Note:	The ranges for fund share ownership by portfolio managers are: none; $1-10,000; $10,001-$50,000; $50,001-100,000; $100,001-500,000; $500,001-$1MM; over $1MM.

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2012.

DELAWARE GROUP® INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Diversified Floating Rate Fund
(the “Funds”)

Supplement to the Funds' Statement of Additional Information
dated November 28, 2012

This supplement is effective as of December 4, 2012. The following replaces the information in the section entitled “Portfolio Managers – Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2012 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2012.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Roger A. Early
Registered Investment Companies	17	$24.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	44	$6.2 billion	2	$787.5 million
Paul Grillo
Registered Investment Companies	21	$23.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$1.8 billion	1	$726.2 million
Thomas H. Chow
Registered Investment Companies	12	$20.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$4.1 billion	0	$0
Brian McDonnell
Registered Investment Companies	3	$3.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	67	$5.2 billion	1	$726.2 million
Adam Brown
Registered Investment Companies	2	$154.7 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$1.1 billion	0	$0
J. David Hillmeyer
Registered Investment Companies	6	$13.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$507.9 million	0	$0

No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Paul A. Matlack
Registered Investment Companies	1	$13.5 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Less than $1 million	0	$0
Craig C. Dembek
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
John P. McCarthy
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following information replaces the section entitled “Ownership of Securities”:

Ownership of Securities

As of August 31, 2012, the portfolio managers of Delaware High-Yield Opportunities Fund had invested in the Fund as described below.

Name	Dollar Range
Craig C. Dembek	$1 - $10,000

Note: The ranges for fund share ownership by the portfolio managers are: none; $1-10,000; $10,001-$50,000; $50,001-100,000; $100,001-500,000; $500,001-$1 million; over $1 million.

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2012.

DELAWARE GROUP® GOVERNMENT FUND

Delaware Core Plus Bond Fund
(the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated November 28, 2012

This supplement is effective as of December 4, 2012. The following replaces the information in the section entitled “Portfolio Managers – Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2012 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2012.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Thomas H. Chow
Registered Investment Companies	12	$20.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$4.1 billion	0	$0
Roger A. Early
Registered Investment Companies	17	$24.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	44	$6.2 billion	2	$787.5 million
Paul Grillo
Registered Investment Companies	21	$23.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$1.8 billion	1	$726.2 million
J. David Hillmeyer
Registered Investment Companies	6	$13.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$507.9 million	0	$0
Paul A. Matlack
Registered Investment Companies	1	$13.5 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Less than $1 million	0	$0
Craig C. Dembek
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
John P. McCarthy
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2012.

DELAWARE GROUP® ADVISER FUNDS

Delaware Diversified Income Fund
(the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated February 28, 2012

This supplement is effective as of December 4, 2012. The following replaces the information in the section entitled “Portfolio Managers – Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2012 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2012.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Jeffrey S. Van Harte
Registered Investment Companies	14	$6.3 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	51	$7.2 billion	5	$653.4 million
Christopher J. Bonavico
Registered Investment Companies	19	$8.2 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	70	$9.2 billion	5	$653.4 million
Daniel J. Prislin
Registered Investment Companies	14	$6.3 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	53	$7.2 billion	5	$653.4 million
Christopher M. Ericksen
Registered Investment Companies	13	$6.2 billion	2	$1.7 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	42	$6.4 billion	3	$443.8 million
Paul Grillo
Registered Investment Companies	21	$23.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$1.8 billion	1	$726.2 million
Thomas H. Chow
Registered Investment Companies	12	$20.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$4.1 billion	0	$0

No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Roger A. Early
Registered Investment Companies	17	$24.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	44	$6.2 billion	2	$787.5 million
Wen-Dar Chen
Registered Investment Companies	3	$12.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$491.0 million	0	$0
J. David Hillmeyer
Registered Investment Companies	6	$13.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	18	$507.9 million	0	$0
Paul A. Matlack
Registered Investment Companies	1	$13.5 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Less than $1 million	0	$0

Delaware International Bond Fund
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Macquarie Bank International Limited
Graham McDevitt
Registered Investment Companies	1	$13.5 million	0	$0
Other Pooled Investment Vehicles	6	$2.8 billion	0	$0
Other Accounts	2	$0.5 billion	0	$0

The following information replaces the section entitled “Portfolio Managers – Compensation Structure – Bonus — Messrs. Chen, Chow, Early, Grillo, Loome, McDevitt, and Hillmeyer:”:

Bonus — Messrs. Chen, Chow, Early, Grillo, Hillmeyer, and Matlack: An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the BNYMellon, eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

The following information replaces the section entitled “Ownership of Securities”:

Ownership of Securities

As of August 31, 2012, the portfolio managers of Delaware Diversified Income Fund had invested in the Fund as described below.

Name	Dollar Range
Paul Grillo	$500,001 - $1 million
J. David Hillmeyer	$10,001 - $50,000
Roger A. Early	None
Thomas H. Chow	None
Wen-Dar Chen	None

As of August 31, 2012, the portfolio managers of Delaware U.S. Growth Fund had invested in the Fund as described below.

Name	Dollar Range
Christopher M. Ericksen	$50,001 - $100,000
Daniel J. Prislin	None
Christopher Bonavico	None
Jeffrey Van Harte	None

As of August 31, 2012, the portfolio managers of Delaware International Bond Fund had not invested in the Fund.

Note: The ranges for fund share ownership by the portfolio managers are: none; $1-10,000; $10,001-$50,000; $50,001-100,000; $100,001-500,000; $500,001-$1 million; over $1 million.

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2012.